FINANCIAL INSTRUMENTS - Schedule of currency risk affect net income (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
CURRENCY RISKS AFFECT NET INCOME
Financial assets	$ 2,355,066	$ 1,675,658
Financial liabilities	686,327	592,747
United States dollars
CURRENCY RISKS AFFECT NET INCOME
Financial assets	626,576	650,984
Financial liabilities	220,948	133,275
Bolivianos
CURRENCY RISKS AFFECT NET INCOME
Financial assets	1,728,490	1,024,674
Financial liabilities	$ 465,379	$ 459,472